FEDERATED EUROPEAN EQUITY FUND
(a portfolio of Federated World Investment Series, Inc.)
-------------------------------------------------------------------------------
Supplement to Prospectus and Statement of Additional Information dated
January 31, 2004

A special meeting of the shareholders of Federated European Equity Fund (the "European Equity Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on October 22, 2004, for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated International Capital Appreciation Fund (the "International Capital Appreciation Fund") would acquire all of the assets of the European Equity Fund in exchange for Class A, B and C Shares of the International Capital Appreciation Fund to be distributed pro rata by the European Equity Fund to holders of its Class A, B and C Shares, in complete liquidation and termination of the European Equity Fund; and

2. To transact such other business as may properly come before the meeting or any adjournment thereof.

Shareholders of the European Equity Fund as of August 23, 2004 will be receiving a proxy statement in the mail that provides additional information regarding the proposed Reorganization. If shareholders of the European Equity Fund approve the Reorganization, then it is anticipated that on or about October 22, 2004, each holder of Class A, B and C Shares of European Equity Fund will become the owner of Class A, B and C Shares of International Capital Appreciation Fund having a total net asset value equal to the total net asset value of his or her holdings of Class A, B and C Shares in Global Value Fund.



                                                                 August 25, 2004





Cusip 31428U706
Cusip 31428U805
Cusip 31428U888



30760 (8/04)











FEDERATED GLOBAL VALUE FUND
A portfolio of Federated World Investment Series, Inc.
------------------------------------------------------------------------------
Supplement to Prospectus dated January 31, 2004

A special meeting of the shareholders of Federated Global Value Fund (the "Global Value Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on October 22, 2004, for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization (the "Reorganization") pursuant to which Federated International Value Fund (the "International Value Fund") would acquire all of the assets of the Global Value Fund in exchange for Class A, B and C Shares of the International Value Fund to be distributed pro rata by the Global Value Fund to holders of its Class A, B and C Shares, in complete liquidation and termination of the Global Value Fund; and

2. To transact such other business as may properly come before the meeting or any adjournment thereof.

Shareholders of the Global Value Fund as of August 23, 2004 will be receiving a proxy statement in the mail that provides additional information regarding the proposed Reorganization. If shareholders of the Global Value Fund approve the Reorganization, then it is anticipated that on or about October 22, 2004, each holder of Class A, B and C Shares of Global Value Fund will become the owner of Class A, B and C Shares of International Value Fund having a total net asset value equal to the total net asset value of his or her holdings of Class A, B and C Shares in Global Value Fund.

                                                                 August 25, 2004



Cusip 31428U 67 2
Cusip 31428U 66 4
Cusip 31428U 65 6
30760 (8/04)